Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,067,037.16

Principal:
Principal Collections	$11,421,201.37
Prepayments in Full	$6,455,928.16
Liquidation Proceeds	$153,522.06
Recoveries	$55,680.80
Sub Total	$18,086,332.39
Collections	$19,153,369.55

Purchase Amounts:
Purchase Amounts Related to Principal	$479,361.01
Purchase Amounts Related to Interest	$2,923.25
Sub Total	$482,284.26

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,635,653.81

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	37
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$19,635,653.81
Servicing Fee	$242,253.42	$242,253.42	$0.00	$0.00	$19,393,400.39
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,393,400.39
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$19,393,400.39
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$19,393,400.39
Interest - Class A-4 Notes	$217,039.89	$217,039.89	$0.00	$0.00	$19,176,360.50
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,176,360.50
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$19,089,979.33
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,089,979.33
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$19,027,169.58
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,027,169.58
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$18,946,446.58
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,946,446.58
Regular Principal Payment	$16,521,624.04	$16,521,624.04	$0.00	$0.00	$2,424,822.54
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,424,822.54
Residuel Released to Depositor	$0.00	$2,424,822.54	$0.00	$0.00	$0.00
Total		$19,635,653.81

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$16,521,624.04
Total					$16,521,624.04
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$16,521,624.04	$85.68	$217,039.89	$1.13	$16,738,663.93	$86.81
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$16,521,624.04	$11.91	$446,953.81	$0.32	$16,968,577.85	$12.23

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$164,840,419.72	0.8548041	$148,318,795.68	0.7691288
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$260,070,419.72	0.1874017	$243,548,795.68	0.1754965

Pool Information
Weighted Average APR	4.210%	4.212%
Weighted Average Remaining Term	27.79	26.96
Number of Receivables Outstanding	26,064	25,136
Pool Balance	$290,704,102.47	$272,061,873.30
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$260,070,419.72	$243,548,795.68
Pool Factor	0.1889741	0.1768556

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$28,513,077.62
Targeted Overcollateralization Amount	$28,513,077.62
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$28,513,077.62

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	37

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		87	$132,216.57
(Recoveries)		160	$55,680.80
Net Losses for Current Collection Period			$76,535.77
Cumulative Net Losses Last Collection Period			$11,066,890.93
Cumulative Net Losses for all Collection Periods			$11,143,426.70

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.32%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.24%	695	$8,808,836.54
61-90 Days Delinquent	0.36%	65	$972,348.41
91-120 Days Delinquent	0.10%	17	$267,221.75
Over 120 Days Delinquent	0.44%	92	$1,187,445.41
Total Delinquent Receivables	4.13%	869	$11,235,852.11

Repossession Inventory:
Repossessed in the Current Collection Period		24	$309,410.53
Total Repossessed Inventory		30	$424,897.12

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4654%
Preceding Collection Period			(0.0654)%
Current Collection Period			0.3264%
Three Month Average			0.2421%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5993%
Preceding Collection Period			0.6062%
Current Collection Period			0.6922%
Three Month Average			0.6326%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer